Expense Example - Roundhill S&P 500(R) Defensive Income ETF - Roundhill S&P 500(R) Defensive Income ETF Shares	Oct. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 161